Employee benefits - Additional Information (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Disclosure of defined benefit plans [line items]
Percentage of indemnities cover under defined benefits plan		65.00%
Defined Benefit Plan Equity Securities [Member] | Japanese Defined Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan percentage of amount contributed to fair value of plan assets		16.00%	20.00%	17.00%
Defined Benefit Plan Equity Securities [Member] | Foreign Defined Benefit Plan [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan percentage of amount contributed to fair value of plan assets		1.00%	7.00%	14.00%
Defined Benefit Plan Fixed Income Securities [Member] | Japanese Defined Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan percentage of amount contributed to fair value of plan assets		52.00%	51.00%	54.00%
Defined Benefit Plan Fixed Income Securities [Member] | Foreign Defined Benefit Plan [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan percentage of amount contributed to fair value of plan assets		22.00%	32.00%	63.00%
Defined Benefit Plan Other Investments [Member] | Japanese Defined Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan percentage of amount contributed to fair value of plan assets		32.00%	29.00%	29.00%
Defined Benefit Plan Other Investments [Member] | Foreign Defined Benefit Plan [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan percentage of amount contributed to fair value of plan assets		77.00%	61.00%	23.00%
Defined Benefit Plan Securities [Member] | Plan assets [member] | Japanese Defined Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Expected contributions to plan assets by employer during the next fiscal year	¥ 6
Defined Benefit Plan Securities [Member] | Plan assets [member] | Foreign Defined Benefit Plan [Member]
Disclosure of defined benefit plans [line items]
Expected contributions to plan assets by employer during the next fiscal year	¥ 4